SCHEDULE OF DEFERRED TAX ASSETS (Details) - USD ($)	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Income Tax Disclosure [Abstract]
Deferred tax assets derived from net operating loss carry forwards	$ 229,233	$ 35,174
Less: valuation allowance	(35,174)	(35,174)	$ (137,932)
Deferred tax assets	$ 194,059